Convertible Notes Payable (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Convertible Notes Payable

At June 30, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(82)	196	264
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(59)	187	253
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(92)	196	254
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Auctus Fund (10)	4/1/2020	10%	3/30/2021	1,100	(825)	1,663	1,938
Eagle Equities (11)	4/2/2020	10%	3/31/2021	275	(207)	351	419
Platinum Point (12)	4/2/2020	10%	3/31/2021	103	(69)	92	126
Platinum Point (13)	4/2/2020	10%	4/20/2021	420	(340)	381	461
EMA Financial, LLC (14)	5/5/2020	10%	5/5/2020	250	(211)	415	454
Balance at June 30, 2020				$2,773	$(2,027)	$3,661	$4,407

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (1)	7/30/2019	10%	7/30/2020	$275	$(159)	$379	$495
JSJ Investments (2)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

Schedule of Derivative Liabilities Valuation Using Binomial Lattice Model Assumptions

The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at June 30, 2020 and December 31, 2019, with the following weighted average assumptions:

	June 30, 2020	December 31, 2019

Stock Price	$7.00 – 12.10	$8.91 – 10.15
Risk Free Interest Rate	0.13 – 0.19%	1.52 – 1.60%
Expected life (years)	0.08 – 1.00	0.58 – 1.00
Expected dividend yield	—%	—%
Expected volatility	73.5 – 79.9%	90.0 – 95.3%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$3,661	$1,203

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Convertible Notes Payable

At March 31, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
JSJ Investments (2)	12/6/2019	10%	12/6/2020	$255	$(174)	$443	$524
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(147)	297	360
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(85)	120	160
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(120)	210	240
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(100)	204	229
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(129)	220	241
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(95)	99	104
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(95)	99	104
Balance at March 31, 2020				$1,215	$(945)	$1,692	$1,962

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays – Alef (1)	7/30/2019	10%	7/30/2020	275	(159)	379	495
JSJ Investments (2)	12/06/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

At December 31, 2019 and 2018, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (4)	11/28/2018	10%	11/28/2019	275	(159)	379	495
JSJ Investments (7)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (8)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (9)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying Amount
Convertible notes

Power Up (1*)	8/24/18	8%	8/24/19	$203	$(131)	$152	$224
Birchwood Capital (2)	11/6/18	10%	5/6/19	50	(35)	-	15
Power Up (3)	11/26/18	8%	11/26/19	128	(115)	96	109
Adar Bays - Alef (4)	11/28/18	10%	11/28/19	193	(175)	221	239
Total				$574	$(456)	$469	$587

Convertible notes- Related Parties

Chairman (5) in default	10/12/15	22%	8/1/17	$265	-	$549	814
Shareholder (6) in default	12/28/16	3%	3/24/17	50	-	-	50
Total				$315	-	$549	$864

Balance at December 31, 2018				$889	$(456)	$1,018	$1,451

* The (#) references the notes described below

Schedule of Derivative Liabilities Valuation Using Binomial Lattice Model Assumptions

The fair value of the derivative liabilities was estimated using a Binomial Lattice model on the dates that the notes were issued and were subsequently revalued at March 31, 2020 and December 31, 2019, using the Monte Carlo simulation model with the following weighted average assumptions:

	March 31, 2020	December 31, 2019

Stock Price	$7.74 – 9.45	$8.91 – 10.15
Risk Free Interest Rate	0.12 – 1.56%	1.52 - 1.60%
Expected life (years)	0.33 – 1.00	0.58 – 1.00
Expected dividend yield	0%	0%
Expected volatility	91.3 – 134.0%	90.0 – 95.3%

Fair Value – Note Variable Share Settlement Feature (in thousands)	$1,692	$1,203

The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at December 31, 2019 and 2018, with the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Stock Price	$8.91 - 10.15	$6.75
Risk Free Interest Rate	1.52 1.60%	2.61%
Expected life (years)	0.58 – 1.00	0.73
Expected dividend yield	0%	0%
Expected volatility	90.0 – 95.3%	92.8%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$1,203	$1,018